Restatement of comparatives	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Restatement of comparatives
Note 4. Restatement of comparatives
During the year ended 30 June 2023, management determined the calculation of the
EVT-801
intangible asset and the related contingent consideration to contain certain errors, specifically
, the calculation failed to appropriately discount future cash flows associated with the asset. The contractual payments in relation to the milestones gave rise to a financial liability at acquisition. The cost of the intangible asset should comprise the initial payment plus an amount reflecting the fair value of the other contingent payments determined using a probability-weighted estimation. These values should be discounted to reflect the time value of money at the time of acquisition in April 2021. In correcting this error, the Company utilized an Incremental Borrowing Rate of 6% to discount the future cash flows. The Incremental Borrowing Rate reflects the assumed credit rating of the Company.

The error resulted in a material overstatement of the
EVT-801
intangible asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in notes 15 and 19.

	30 June 2022 Reported	Increase/ (decrease)	30 June 2022 Restated
	A$’000	A$’000	A$’000

Consolidated statement of financial position

Intangibles - licensing agreement	27,266	(1,045)	26,221
Less Accumulated amortisation	(7,216)	134	(7,082)
	20,050	(911)	19,139
Current contingent consideration	(759)	—	(759)
Non-Current contingent consideration	(8,756)	547	(8,209)
	(9,515)	547	(8,968)
Accumulated losses	(68,253)	(364)	(68,617)
Total equity	18,638	(363)	18,275

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated

Consolidated statement of profit and loss

Research and development expense	(20,252)	83	(20,169)
General and administrative expense	(4,511)	(602)	(5,113)
Loss on revaluation of contingent consideration	(152)	152	—
Commercialisation expense	(127)	—	(127)
Loss before income tax benefit	(25,016)	(366)	(25,382)
Income tax benefit	368	—	368
Loss after income tax benefit	(24,648)	(366)	(25,014)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share

	Cents	Cents	Cents
Basic and diluted loss for the year attributable to equity holders	$(18.61)	$(0.27)	$(18.88)